LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 1,024	$ 1,937
Short-term lease expense	0	24
Finance lease expense:
Amortization of right-of-use assets	11,424	31,372
Interest on lease liabilities	1,787	7,080
Total finance lease expense	13,211	38,452
Total lease expense	$ 14,235	$ 40,413